Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2017	2018
	US$	US$
Accrued expenses (Note 1)	1,466,139	2,658,420
Other tax payables	723,271	577,406
Contract deposits from customers	137,907	113,425
Deferred government subsidies	63,663	40,798
ADR reimbursement (Note 2)	—	117,176
Others	31,333	74,935
Total	2,422,313	3,582,160

Note 1: Accrued expenses mainly consist accrued sales rebate, accrued expenses related to live social video community, accrued professional service fees and other miscellaneous accrued marketing and operation expenses.

Note 2: According to the American Depositary Receipts (“ADR”) arrangement with Deutsche Bank, the Group has received reimbursements of US$0.7 million net off withholding tax after the closing of its IPO as a return for using Depositary Bank’s services. The received reimbursements are amortized over the contract term of six and half year as other operating income. As of December 31, 2018, US$117,176 and US$604,630 were recorded in accrued expenses and other current liabilities and other non-current liabilities, respectively.